Fair Value Measurements - Schedule of Changes of Fair Value Liabilities Measured On Level 3 (Detail) - Fair Value, Recurring [Member] - Fair Value, Inputs, Level 3 [Member] - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance at beginning of period	$ 191,473	$ 103,628
Issuance of liability instruments measured at fair value		101,567
Changes in fair value of debt and liability instruments, included in net loss	29,845	(13,722)
Liability instruments disposed due to deconsolidation of subsidiary	(3,325)
Balance at end of period	$ 217,993	$ 191,473